Profit Before Income Tax - Summary of Operating Expenses Directly Related to Investment Properties (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Direct operating expense from investment property [abstract]
Direct operating expenses of investment properties that generated rental income	$ 1,478,232	$ 47,122	$ 1,549,651	$ 1,593,819